Personnel expenses - Performance share plan (Details)	12 Months Ended
Dec. 31, 2018 item
Performance Share Plan First Cycle 2014 [Member]
Share-based payment arrangement
Number of benchmark group credit institutions	15
Performance Share Plan Second Cycle 2015 [Member]
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)	20.00%
Number of benchmark group credit institutions	17